Revenue and segmented information - Revenue from significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major customers disclosures
Revenues	$ 1,631.2	$ 1,557.5
Commercial Customer 1
Major customers disclosures
Revenues	119.9	197.1
Canadian Federal Government and agencies
Major customers disclosures
Revenues	194.3	212.3
U.S. Federal Government and agencies
Major customers disclosures
Revenues	$ 293.8	$ 97.5